Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Equity held by Lennar
In connection with the North American Title Acquisition, subsidiaries of Lennar were granted equity in the Company. As of June 30, 2021, Lennar, through its subsidiaries, held a 26.1% equity stake in the Company on a fully diluted basis.
Loan from Lennar
In connection with the North American Title Acquisition, the Company received the Loan from Lennar. The Loan was repaid in full in January 2021 (see Note 7 for additional information).
Shared services agreements between the Company and Lennar
In connection with the North American Title Acquisition, the Company and Lennar entered into a transition services agreement (“TSA”) that provided for certain shared services provided by Lennar to the Company as it incorporated the Acquired Business into its operations, and also for the sharing of expenses in office locations that would contain both Company and Lennar personnel until such time one entity or the other, depending on the location, established separate office space for its personnel and operations.
During the three and six months ended June 30, 2020, the Company paid Lennar $0.3 million in settlement of the TSA services arrangement. Additionally, during the six months ended June 30, 2021 and 2020, the Company paid Lennar approximately $0.1 million for rent associated with shared spaces.
Transactions with Lennar
In the routine course of its business, North American Title Insurance Company ("NATIC") underwrites title insurance policies for a subsidiary of Lennar. During the three months ended June 30, 2021 and 2020, the Company recorded revenues of $27.0 million and $24.3 million, respectively, from these transactions, which are included within our Underwriting segment. During the three months ended June 30, 2021 and 2020, the Company recorded premiums retained by third-party agents of $22.0 million and $19.7 million, respectively from these transactions. During the six months ended June 30, 2021 and 2020, the Company recorded revenues of $51.6 million and $41.3 million, respectively, from these transactions. During the six months ended June 30, 2021 and 2020, the Company recorded premiums retained by third-party agents of $41.8 million and $33.6 million, respectively from these transactions. As of June 30, 2021 and December 31, 2020, the Company had net receivables related to these transactions of $3.4 million and $4.4 million, respectively. These amounts are included in receivables, net on the Company's condensed consolidated balance sheets.
Related party transactions
Equity held by Lennar
In connection with the North American Title Acquisition, subsidiaries of Lennar were granted 7,004,797 shares of Series A-1 preferred stock and warrants to purchase 4,815,798 shares of Series A-1 preferred stock (see Note 1 for additional information). On June 17, 2019, a subsidiary of Lennar purchased 1,081,810 shares of Series B preferred stock for $10.2 million, or $9.46 per share. On December 5, 2019, a subsidiary of Lennar purchased 732,891 shares of Series C preferred stock for $8.9 million, which the Company applied as a prepayment of a portion of the principal on the Loan for the same amount (see Note 10 for additional information).
As of December 31, 2020, Lennar, through its subsidiaries, held a 26.4% equity stake in the Company on a fully diluted basis.
Loan from Lennar
In connection with the North American Title Acquisition, the Company received the Loan from Lennar. See Note 10 for additional information including amounts paid for principal and interest during the years ended December 31, 2020 and 2019.
Shared services agreements between the Company and Lennar
In connection with the North American Title Acquisition, the Company and Lennar entered into a transition services agreement (“TSA”) that provided for certain shared services provided by Lennar to the Company as it incorporated the Acquired Business into its operations, and also for the sharing of expenses in office locations that would contain both Company and Lennar personnel until such time one entity or the other, depending on the location, established separate office space for its personnel and operations.
During the year ended December 31, 2020, the Company paid Lennar $0.3 million related to TSA services. During the year ended December 31, 2019, the Company paid Lennar $3.9 million for TSA services rendered by Lennar, and Lennar paid the Company $2.5 million for TSA services rendered by the Company. Additionally, during the years ended December 31, 2020 and 2019, the Company paid Lennar $0.2 million and $0.2 million, respectively, for rent associated with shared spaces. As of December 31, 2020, there was no amount owed to, or due from, Lennar for services rendered under the TSA. As of December 31, 2019, the net amount owed to Lennar by the Company for services rendered under the TSA was $0.4 million.
Transactions with Lennar
In the routine course of its business, North American Title Insurance Company ("NATIC") underwrites title insurance policies for a subsidiary of Lennar. During the year ended December 31, 2020 and 2019, the Company recorded revenues of $88.6 million and $73.1 million, respectively, from these transactions, which are included within our Underwriting segment. During the year ended December 31, 2020 and 2019, the Company recorded premiums retained by third-party agents of $71.2 million and $59.9 million, respectively from these transactions. As of December 31, 2020 and 2019, the Company had net receivables related to these transactions of $4.4 million and $0.9 million, respectively. These amounts are included in receivables, net on the consolidated balance sheets.